EARNINGS PER SHARE (Details) - ARS ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EARNINGS PER SHARE
Income attributable to shareholders of the group	$ 104,493,377	$ 112,400,519	$ (34,090,702)
Weighted average of ordinary shares (thousands)	439,664	442,727	454,274
Income per share - basic	$ 237.67	$ 253.88	$ (75.04)
Income per share - diluted	$ 237.67	$ 253.88	$ (75.04)